Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Prepaid Expenses and Other Current Assets	The following table summarizes the Company's prepaid expenses and other current assets.

	December 31,
	2021	2020

	(Thousands)
Margin requirements with counterparties (see Note 3)	$147,773	$82,552
Prepaid expenses and other current assets	43,662	21,063
Total prepaid expenses and other	$191,435	$103,615

Schedule of Property, Plant and Equipment	The following table summarizes the Company's property, plant and equipment.

	December 31,
	2021	2020

	(Thousands)
Oil and gas producing properties	$25,523,854	$21,771,025
Less: Accumulated depreciation and depletion	7,508,178	5,866,418
Net oil and gas producing properties	18,015,676	15,904,607
Other properties, at cost less accumulated depreciation	403,244	149,658
Net property, plant and equipment	$18,418,920	$16,054,265

Summary of Other Current Liabilities	The following table summarizes the Company's other current liabilities.

	December 31,
	2021	2020

	(Thousands)
Accrued interest payable	$88,614	$91,953
Accrued taxes other than income	86,755	44,619
Current portion of long-term capacity contracts	57,440	50,504
Accrued incentive compensation	51,224	33,601
Current portion of lease liabilities	27,972	25,004
Accrued severance	3,815	2,536
Income tax payable	—	23,909
Other accrued liabilities	56,592	29,785
Total other current liabilities	$372,412	$301,911

Reconciliation of Asset Retirement Obligations
The following table presents a reconciliation of the beginning and ending carrying amounts of the Company's asset retirement obligations included in other liabilities and credits in the Consolidated Balance Sheets.

	December 31,
	2021	2020

	(Thousands)
Balance at January 1	$523,557	$461,821
Accretion expense	30,690	22,506
Liabilities incurred	10,738	10,293
Liabilities settled	(19,149)	(4,030)
Liabilities assumed in acquisitions	113,590	45,825
Liabilities removed in divestitures	(3,315)	(54,836)
Change in estimates (a)	5,223	41,978
Balance at December 31	$661,334	$523,557

Summary of Other Operating Expenses	The following table summarizes the Company's other operating expenses.

	Years Ended December 31,
	2021	2020	2019

	(Thousands)
Transactions	$57,430	$11,739	$—
Reorganization, including severance and contract terminations	7,458	5,448	97,702
Changes in legal reserves, including settlements	5,175	11,350	82,395
Proxy	—	—	19,343
Total other operating expenses	$70,063	$28,537	$199,440

Supplemental Cash Flow Information	The following table summarizes net cash paid (received) for interest and income taxes and non-cash activity included in the Statements of Consolidated Cash Flows.

	Years Ended December 31,
	2021	2020	2019

	(Thousands)
Cash paid (received) during the year for:
Interest, net of amount capitalized	$280,511	$195,681	$198,562
Income taxes, net	19,155	(448,906)	(1,710)

Non-cash activity during the period for:
Increase in right-of-use assets and lease liabilities, net	20,834	18,877	113,350
Increase in asset retirement costs and obligations	15,961	52,271	169,387
Capitalization of non-cash equity share-based compensation	4,994	3,142	—
Equity issued as consideration for the Alta Acquisition (see Note 6)	1,925,405	—	—